DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Movement in the Allowance for Impairment of Trade Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	$ 3,171	$ 2,812	$ 2,205
Charged to costs and expenses	662	415	780
Amounts written off during the year	(243)	(56)	(173)
Balance at December 31	$ 3,590	$ 3,171	$ 2,812